RESEARCH EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Analysis of income and expense [abstract]
Advancement of development programs	$ 69,144	$ 28,196
Payroll and benefits	14,405	9,398
Lab and administration	1,579	1,389
Professional and consulting fees	1,460	228
Total	$ 86,588	$ 39,211